UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6126

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Pennsylvania Municipal Money Market Fund
August 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--101.8%	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania--99.6%
Allegheny County Industrial
Development Authority, Revenue
(The Bradley Center) (LOC;
National City Bank)	0.28	9/7/11	1,040,000 a,b	1,040,000
Beaver County Industrial
Development Authority, PCR,
Refunding (FirstEnergy
Generation Corporation
Project) (LOC; UBS AG)	0.10	9/1/11	400,000 a	400,000
Beaver County Industrial
Development Authority, PCR,
Refunding (FirstEnergy Nuclear
Generation Corporation
Project) (LOC; Bank of Nova
Scotia)	0.13	9/7/11	9,100,000 a,b	9,100,000
Beaver County Industrial
Development Authority, PCR,
Refunding (FirstEnergy Nuclear
Generation Corporation
Project) (LOC; Citibank NA)	0.15	9/7/11	8,200,000 a	8,200,000
Beaver County Industrial
Development Authority, PCR,
Refunding (Pennsylvania
Electric Company Project)
(LOC; UBS Finance LLC)	0.09	9/1/11	2,900,000 a	2,900,000
Berks County Industrial
Development Authority, Revenue
(KTB Real Estate Partnership
Project) (LOC; M&T Trust)	0.49	9/7/11	1,350,000 a,b	1,350,000
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	0.38	1/19/12	7,800,000	7,800,000
Blair County Industrial
Development Authority, Revenue

(News Printing Company, Inc.
Project) (LOC; PNC Bank NA)	0.26	9/7/11	3,400,000 a,b	3,400,000
Bradford County Industrial
Development Authority, Revenue
(State Aggregates Inc.
Project) (LOC; M&T Trust)	0.41	9/7/11	1,490,000 a,b	1,490,000
Bucks County Industrial
Development Authority, IDR
(Dunmore Corporation Project)
(LOC; Wells Fargo Bank)	0.39	9/7/11	610,000 a,b	610,000
Bucks County Industrial
Development Authority, Revenue
(Pennswood Village Project)
(LOC; Bank of America)	0.26	9/7/11	100,000 a	100,000
Butler County General Authority,
Revenue (Pine-Richland School
District Project) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Wells Fargo Bank)	0.24	9/7/11	200,000 a	200,000
Butler County Industrial
Development Authority, IDR,
Refunding (Wetterau Finance
Company Project) (LOC; U.S.
Bank NA)	0.23	9/7/11	1,440,000 a,b	1,440,000
College Township Industrial
Development Authority, IDR,
Refunding (Ball Corporation
Project) (LOC; JPMorgan Chase
Bank)	0.25	9/7/11	2,800,000 a,b	2,800,000
Delaware County Industrial
Development Authority, Airport
Facilities Revenue (United
Parcel Service Project)	0.10	9/1/11	1,420,000 a,b	1,420,000
Delaware County Industrial
Development Authority, Revenue
(Astra Foods, Inc. Project)
(LOC; Wells Fargo Bank)	0.39	9/7/11	2,080,000 a,b	2,080,000
Erie County Hospital Authority,
Health Facilities Revenue
(Saint Mary's Home of Erie
Project) (LOC; Bank of America)	0.30	9/7/11	2,000,000 a	2,000,000
Erie County Hospital Authority,

Health Facilities Revenue
(Saint Mary's Home of Erie
Project) (LOC; Bank of America)	0.30	9/7/11	6,000,000 a	6,000,000
Fayette County Industrial
Development Authority, IDR
(Coastal Lumber Company
Project) (LOC; Branch Banking
and Trust Co.)	0.38	9/7/11	900,000 a,b	900,000
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility; JPMorgan
Chase Bank)	0.09	9/1/11	4,180,000 a	4,180,000
Jackson Township Industrial
Development Authority, IDR
(Everlast Roofing Inc.
Project) (LOC; M&T Trust)	0.41	9/7/11	3,135,000 a,b	3,135,000
Jackson Township Industrial
Development Authority, Revenue
(Regupol America LLC Project)
(LOC; PNC Bank NA)	0.23	9/7/11	1,975,000 a,b	1,975,000
JPMorgan Chase Putters/Drivers
Trust (Philadelphia, Airport
Revenue) (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; JPMorgan
Chase Bank)	0.41	9/7/11	4,325,000 a,c,d	4,325,000
Lancaster County Hospital
Authority, Health Center
Revenue (LUTHERCARE Project)
(LOC; M&T Trust)	0.21	9/7/11	500,000 a	500,000
Lancaster Industrial Development
Authority, Revenue (Henry
Molded Products Project) (LOC;
M&T Trust)	0.51	9/7/11	1,660,000 a,b	1,660,000
Lock Haven,
GO Notes	1.50	12/15/11	4,000,000	4,009,710
Luzerne County Industrial
Development Authority, IDR
(PennSummit Tubular LLC
Project) (LOC; Wells Fargo
Bank)	0.34	9/7/11	1,095,000 a,b	1,095,000
Luzerne County Industrial

Development Authority, Revenue
(Cornell Iron Works Project)
(LOC; Bank of America)	0.39	9/7/11	1,000,000 a,b	1,000,000
Montgomery County Industrial
Development Authority, Revenue
(Fountain of Life Christian
Academy Project) (LOC;
JPMorgan Chase Bank)	0.29	9/7/11	3,220,000 a,b	3,220,000
Montgomery County Industrial
Development Authority, Revenue
(Recigno Laboratories, Inc.
Project) (LOC; Wells Fargo
Bank)	0.39	9/7/11	1,910,000 a,b	1,910,000
Northampton County Higher
Education Authority, College
Revenue (Lafayette College
Project) (Liquidity Facility;
JPMorgan Chase Bank)	0.27	9/7/11	1,700,000 a	1,700,000
Northampton County Industrial
Development Authority, IDR
(Dorst America Project) (LOC;
Bank of America)	0.32	9/7/11	575,000 a,b	575,000
Northumberland County Industrial
Development Authority, Revenue
(Drug Plastics and Glass
Company Project) (LOC; Wells
Fargo Bank)	0.39	9/7/11	1,400,000 a,b	1,400,000
Pennsylvania Economic Development
Financing Authority, EDR
(Delweld Industries Project)
(LOC; PNC Bank NA)	0.25	9/7/11	600,000 a,b	600,000
Pennsylvania Economic Development
Financing Authority, EDR
(Ganflec Corporation Project)
(LOC; PNC Bank NA)	0.26	9/7/11	1,200,000 a,b	1,200,000
Pennsylvania Economic Development
Financing Authority, EDR
(North American Communication,
Inc. Project) (LOC; PNC Bank
NA)	0.25	9/7/11	1,735,000 a,b	1,735,000
Pennsylvania Economic Development
Financing Authority, EDR
(Pittsburgh Flexicore Company,

Inc. Project) (LOC; PNC Bank
NA)	0.25	9/7/11	1,425,000 a,b	1,425,000
Pennsylvania Economic Development
Financing Authority, EDR
(Plastikos Realty Project)
(LOC; PNC Bank NA)	0.34	9/7/11	300,000 a,b	300,000
Pennsylvania Economic Development
Financing Authority, EDR (PMF
Industries, Inc. Project)
(LOC; PNC Bank NA)	0.34	9/7/11	175,000 a,b	175,000
Pennsylvania Economic Development
Financing Authority, EDR (Siem
Tool Company/PRJP Partnership
Project) (LOC; PNC Bank NA)	0.28	9/7/11	1,100,000 a,b	1,100,000
Pennsylvania Economic Development
Financing Authority, Recovery
Zone Facility Revenue (Hawley
Silk Mill, LLC Project) (LOC;
PNC Bank NA)	0.26	9/7/11	1,000,000 a,b	1,000,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Northwestern Human Services -
Allegheny Valley School, LLC
Issue) (LOC; TD Bank)	0.15	9/1/11	3,795,000 a	3,795,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Saint Joseph's University)
(LOC; TD Bank)	0.15	9/7/11	6,900,000 a	6,900,000
Pennsylvania Housing Finance
Agency, SFMR	0.45	9/22/11	2,000,000	2,000,000
Philadelphia,
GO Notes, Refunding (LOC;
Royal Bank of Canada)	0.17	9/7/11	1,000,000 a	1,000,000
Philadelphia Authority for
Industrial Development, IDR (I
Rice Associates LP Project)
(LOC; Wells Fargo Bank)	0.39	9/7/11	325,000 a,b	325,000
Philadelphia Authority for
Industrial Development,
Revenue (Chestnut Hill
Academy) (LOC; Wells Fargo
Bank)	0.29	9/7/11	3,400,000 a,b	3,400,000
Philadelphia Hospitals and Higher

Education Facilities
Authority, HR (The Children's
Hospital of Philadelphia
Project) (Liquidity Facility;
Wells Fargo Bank)	0.13	9/1/11	300,000 a	300,000
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (The Children's
Hospital of Philadelphia
Project) (Liquidity Facility;
Wells Fargo Bank)	0.13	9/1/11	800,000 a	800,000
RBC Municipal Products Inc. Trust
(Pennsylvania Turnpike
Commission, Turnpike Revenue)
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.21	9/7/11	13,500,000 a,c,d	13,500,000
Schuylkill County Industrial
Development Authority, IDR (M
& Q Packing Corporation
Project) (LOC; PNC Bank NA)	0.26	9/7/11	170,000 a,b	170,000
Telford Industrial Development
Authority, IDR (Ridgetop
Associates Project) (LOC; Bank
of America)	0.34	9/7/11	4,325,000 a,b	4,325,000
Washington County Authority,
Revenue, Refunding (The
Trustees of the University of
Pennsylvania)	0.17	9/7/11	2,600,000 a	2,600,000
York County Industrial Development
Authority, Revenue (495
Leasing Project) (LOC; Wells
Fargo Bank)	0.39	9/7/11	300,000 a,b	300,000
York County Industrial Development
Authority, Revenue (Riach
Family Limited Partnership
Project) (LOC; M&T Trust)	0.46	9/7/11	1,490,000 a,b	1,490,000
York County Industrial Development
Authority, Revenue (York Sheet
Metal, Inc. Project) (LOC; M&T
Trust)	0.46	9/7/11	1,505,000 a,b	1,505,000

U.S. Related--2.2%

JPMorgan Chase Putters/Drivers
Trust (Puerto Rico
Commonwealth, Public
Improvement GO Notes)
(Liquidity Facility; JPMorgan
Chase Bank and LOC; JPMorgan
Chase Bank)	0.14	9/1/11	3,000,000 a,c,d	3,000,000

Total Investments (cost $136,859,710)			101.8%	136,859,710
Liabilities, Less Cash and Receivables			(1.8%)	(2,428,514)
Net Assets			100.0%	134,431,196

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	At August 31, 2011, the fund had $60,650,000 or 45.1% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from industrial revenue.
c

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, these securities amounted to $20,825,000 or 15.5% of net assets.

d

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At August 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract

GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of August 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	136,859,710
Level 3 - Significant Unobservable Inputs	-
Total	136,859,710

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	October 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)